LINE OF CREDIT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LINE OF CREDIT

NOTE 8 – LINE OF CREDIT

The Cooperative established a $2,000,000 line of credit with a variable interest rate based on the prime rate that terminates on October 16, 2022. The line of credit is secured by the Investment Management Agency account for Golden Growers maintained by Bell Bank. There is no outstanding balance as of December 31, 2020.